Average Annual Total Returns	12 Months Ended
Jan. 31, 2011
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.57%
Since Inception	2.96%
Inception Date	Apr. 27, 2006
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.67%
Since Inception	3.13%
Inception Date	Apr. 21, 2006
Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.42%
Five Years	5.25%
Ten Years	1.80%
Inception Date	May 15, 1992
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.43%
Five Years	8.01%
Ten Years	14.17%
Inception Date	May 23, 1984
Performance Measure [Axis]
Comparative Benchmark	Comparative Benchmarks
Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.49%
Five Years	8.08%
Since Inception	16.36%
Inception Date	Nov. 12, 2001
Performance Measure [Axis]
Comparative Benchmark	Comparative Benchmarks
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.16%
Five Years	3.93%
Ten Years	4.82%
Inception Date	May 23, 1984
Performance Measure [Axis]
Comparative Benchmark	Comparative Benchmarks
Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.21%
Five Years	4.00%
Since Inception	6.52%
Inception Date	Nov. 12, 2001
Performance Measure [Axis]
Comparative Benchmark	Comparative Benchmarks
Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	37.45%
Five Years	14.29%
Ten Years	22.53%
Inception Date	May 23, 1984
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.30%
Five Years	3.38%
Ten Years	10.57%
Inception Date	May 13, 1996
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.47%
Five Years	3.50%
Since Inception	7.31%
Inception Date	Sep. 23, 2004
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.47%
Since Inception	(4.54%)
Inception Date	Jun. 04, 2007
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.56%
Five Years	3.52%
Since Inception	8.48%
Inception Date	Dec. 02, 2003
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.49%
Five Years	3.49%
Since Inception	11.02%
Inception Date	Nov. 12, 2001
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.22%
Since Inception	2.67%
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.31%
Since Inception	2.82%
Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.09%
Five Years	4.91%
Ten Years	1.22%
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.42%
Five Years	7.14%
Ten Years	13.19%
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.50%
Five Years	2.90%
Ten Years	3.84%
Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	35.50%
Five Years	12.20%
Ten Years	20.58%
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.75%
Five Years	2.11%
Ten Years	8.93%
Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.86%
Five Years	2.19%
Since Inception	5.88%
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.85%
Since Inception	(5.90%)
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.92%
Five Years	2.20%
Since Inception	6.96%
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.88%
Since Inception	2.50%
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.97%
Since Inception	2.64%
Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.83%
Five Years	4.49%
Ten Years	1.30%
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.57%
Five Years	6.76%
Ten Years	12.38%
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.87%
Five Years	3.23%
Ten Years	3.91%
Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.64%
Five Years	11.69%
Ten Years	19.64%
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	18.32%
Five Years	2.17%
Ten Years	8.35%
Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	18.43%
Five Years	2.25%
Since Inception	5.54%
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	18.43%
Since Inception	(4.63%)
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	18.49%
Five Years	2.26%
Since Inception	6.53%
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares | Based on Market Value
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.69%
Since Inception	3.14%
Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares | Standard & Poor's 500 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Ten Years	1.41%
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares | Global Natural Resources Funds Average
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.18%
Five Years	6.08%
Ten Years	12.14%
Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares | Global Natural Resources Funds Average
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.18%
Five Years	6.08%
Since Inception	14.72%
Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares | Spliced Precious Metals and Mining Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	40.04%
Five Years	19.61%
Ten Years	22.69%
Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares | Russell 1000 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.10%
Five Years	2.59%
Ten Years	1.83%
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares | REIT Spliced Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.48%
Five Years	3.34%
Ten Years	10.60%
Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares | REIT Spliced Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.48%
Five Years	3.34%
Since Inception	7.18%
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares | REIT Spliced Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.48%
Since Inception	(4.75%)
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares | REIT Spliced Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.48%
Five Years	3.34%
Since Inception	8.32%
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares | REIT Spliced Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.48%
Five Years	3.34%
Since Inception	10.93%
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares | S&P Health Care Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.90%
Five Years	1.84%
Ten Years	(0.28%)
Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares | S&P Health Care Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.90%
Five Years	1.84%
Since Inception	1.13%
Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares | Dividend Growth Spliced Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.03%
Five Years	2.04%
Ten Years	(1.97%)
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares | Standard & Poor's Energy Sector Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	20.46%
Five Years	8.31%
Ten Years	9.95%
Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares | Standard & Poor's Energy Sector Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	20.46%
Five Years	8.31%
Since Inception	12.35%
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares | MSCI US REIT Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.48%
Five Years	2.99%
Ten Years	10.57%
Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares | MSCI US REIT Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.48%
Five Years	2.99%
Since Inception	6.97%
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares | MSCI US REIT Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.48%
Since Inception	(5.35%)
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares | MSCI US REIT Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.48%
Five Years	2.99%
Since Inception	8.18%
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares | MSCI US REIT Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.48%
Five Years	2.99%
Since Inception	10.89%
Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares | S&P Custom Precious Metals and Mining Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	40.04%
Five Years	19.61%
Ten Years	none
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares | Dividend Achievers Select Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.61%
Since Inception	3.13%
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares | Dividend Achievers Select Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.61%
Since Inception	3.18%
Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares | Dividend Achievers Select Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.61%
Five Years	none
Ten Years	none
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares | Global Health Biotechnology Funds Average
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.88%
Five Years	1.72%
Ten Years	1.20%
Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares | Global Health Biotechnology Funds Average
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.88%
Five Years	1.72%
Since Inception	2.80%
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares | MSCI ACWI Energy Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.51%
Five Years	6.68%
Ten Years	10.18%
Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares | MSCI ACWI Energy Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.51%
Five Years	6.68%
Since Inception	12.00%
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares | MSCI All Country World Health Care Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.89%
Five Years	2.11%
Ten Years	0.96%
Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares | MSCI All Country World Health Care Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.89%
Five Years	2.11%
Since Inception	2.63%
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares | Spliced Energy Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.48%
Five Years	7.59%
Ten Years	9.58%
Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares | Spliced Energy Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.48%
Five Years	7.59%
Since Inception	11.94%
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares | Spliced Health Care Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.44%
Five Years	2.34%
Ten Years	none
Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares | Spliced Health Care Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.44%
Five Years	2.34%
Since Inception	1.71%